Cost and Expenses by Nature - Schedule of Operating Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Costs and Expenses by Nature [Abstract]
Payroll	R$ (50,876)	R$ (41,990)
Third-party services and others	(15,023)	(13,267)
Business and marketing expenses	(3,750)	(2,167)
Depreciation	(685)	(600)
Amortization	(9,301)	(9,116)
Audit and consulting	(11,993)	(6,887)
Other administrative expenses	(42,113)	(5,671)
Provisions	3,577	1,707
Total	(130,164)	(77,991)
Cost of services provided	(36,224)	(35,826)
Sales and marketing expenses	(15,539)	(12,554)
General and administrative expenses	(41,863)	(31,936)
Other operating income (expenses), net	R$ (36,538)	R$ 2,325